Warrants - Series B Warrants - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrants Exercisable	13,219,597	5,447,940
Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Exercisable	1,074,082
Weighted Average Remainder Contractual Term in Years, Exercised	6 years
Percentage of public offering price	125.00%
Series A Warrant
Class Of Warrant Or Right [Line Items]
Warrants Exercisable		1,322,500
Warrants exercised	1,074,082